Details of Significant Accounts - Employee benefit expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Wages and salaries	$ 22,083	$ 19,328	$ 15,698
Remuneration to directors and supervisors	112
Employee insurance fees	1,376	1,218	1,105
Pension costs	676	613	480
Employee stock options	2,117	1,782	336
Other personnel expenses	936	531	420
Employee benefit expenses	$ 27,300	$ 23,472	$ 18,039